Intangible assets and goodwill-Change required (Details) - Online - Goodwill € in Thousands	12 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2023
Revenue growth rate of 0%
Disclosure of information for cash-generating units [line items]
Revenue growth rate	0
Impairment of goodwill	€ 0
Discount rate
Disclosure of information for cash-generating units [line items]
Change required for carrying amount to be equal to recoverable amount	0.024	0.039
EBITDA margin in Terminal value
Disclosure of information for cash-generating units [line items]
Change required for carrying amount to be equal to recoverable amount	(0.019)	(0.029)
Budgeted revenue growth rate (CAGR for the next five years)
Disclosure of information for cash-generating units [line items]
Change required for carrying amount to be equal to recoverable amount	(0.054)	(0.081)